SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I



                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                    FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                            DATED FEBRUARY 1, 1998

The prospectus is amended as follows:

I. As of January 1, 1999, the Fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the Fund's shares were considered Class I shares.

All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The following is added under "What are the Fund's Potential Risks?":

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the price of the Fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

III. Under "Who Manages the Fund?",

(a) the section "Investment Manager" is replaced with the following:

 INVESTMENT MANAGER. As of February 26, 1998, Franklin Advisers, Inc. ("Advisers"), with offices located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $236 billion in assets. Advisers employs the same individuals to manage the Fund's portfolio as the previous manager. The terms and conditions of the management services provided to the Fund are also the same. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

 References   throughout   the   prospectus  to  "FISCO"  are  replaced  with
 "Advisers" where applicable.

(b) and the following is added after the "Administrative Services" section:

YEAR 2000 PROBLEM. The Fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Fund and Advisers may have no control.

IV. The second step in the section "How Do I Buy Shares? - Opening Your Account" is replaced with the following:

 2. Determine how much you would like to invest. The Fund's minimum investments are:

 o To open a regular, non-retirement account ....................      $1,000
 o To open an IRA, IRA Rollover, Roth IRA, or Education IRA .....      $  250*
 o To open a custodial account for a minor (an UGMA/UTMA account)      $  100
 o To open an account with an automatic investment plan .........      $   50**
 o To add to an account .........................................      $   50***

 *For  all  other  retirement  accounts,   there  is  no  minimum  investment
 requirement.
 **$25 for an Education IRA.
 ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs or Education IRAs, there is no minimum to add to an account.

 For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

 We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

V. The section "Quantity Discounts," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers," is replaced with the following:

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                  TOTAL SALES CHARGE         AMOUNT PAID TO
                                  AS A PERCENTAGE OF         DEALER AS A
AMOUNT OF PURCHASE               OFFERING       NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE                PRICE          INVESTED     OFFERING PRICE
--------------------------------------------------------------------------------
Under $100,000               4.25%              4.44%        4.00%
$100,000 but less than       3.50%              3.63%        3.25%
$250,000
$250,000 but less than       2.50%              2.56%        2.25%
$500,000
$500,000 but less than       2.00%              2.04%        1.85%
$1,000,000
$1,000,000 or more*          None               None         None

*Please see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

VI. In the section "Sales Charge  Waivers,"  found under "How Do I Buy Shares?
- Sales Charge Reductions and Waivers,"

(a) the second waiver category is replaced with the following:

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

     Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

     This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

(b) the following new categories 6 and 7 are added to the end of the first list of sales charge waiver categories :

6. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

     If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

7. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

     If  you  immediately  placed  your  redemption   proceeds  in  a  Franklin
     Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

(c) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

12. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

VII. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

VIII. The following paragraph is added at the end of the section "How Do I Buy Shares?":

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

IX. The section "Will Sales Charges Apply to My Exchange?", found under "May I Exchange Shares for Shares of Another Fund?", is replaced with the following:

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund, if the difference is more than 0.25%. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

X. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions:"

(a) the second item is replaced with the following:

 o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

(b) and the following new item is added:

 o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your Fund shares.

XI. In the "By Phone" section of the chart under "How Do I Sell Shares?",

(a) the first bulleted item is replaced with the following:

 o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

(b) and the third bulleted item is deleted.

XII. Distribution option 3 in the section "What Distributions Might I Receive from the Fund? - Distribution Options" is replaced with the following:

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

XIII. Under "Transaction Procedures and Special Requirements,"

(a) the section "Joint Accounts" is replaced with the following:

JOINT ACCOUNTS. For accounts with more than one registered owner, the Fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

(b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

(c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

(d) and the section "Keeping Your Account Open" is replaced with the following:

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

XIV. Under "Services to Help You Manage Your Account,"

(a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

Under the plan, you can have money transferred automatically from your checking or savings account to the Fund each month to buy additional shares.

(b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

(c) and the section "Electronic Fund Transfers" is replaced with the following:

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

XV. In the "Useful Terms and Definitions" section,

(a) the definition of "Class I and Class II" is replaced with the following:

CLASS A, CLASS B AND CLASS C - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure is similar to that of Class A shares, shares of the Fund are considered Class A shares for redemption, exchange and other purposes.

(b) and the following definition is revised:

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

              Please keep this supplement for future reference.



                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I



                       SUPPLEMENT DATED JANUARY 1, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                            DATED FEBRUARY 1, 1998

The Statement of Additional Information is amended as follows:

 I. As of January 1, 1999, the Fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the Fund's shares were considered Class I shares.

     All references in the Statement of Additional Information to Class I shares are replaced with Class A.

 II. As of February 26, 1998, Franklin Advisers, Inc. ("Advisers"), with offices located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, manages the Fund's assets and makes its investment decisions. Advisers employs the same individuals to manage the Fund's portfolio as the previous manager. The terms and conditions of the management services provided to the Fund are also the same.

     References throughout the Statement of Additional Information to "FISCO" are replaced with "Advisers" where applicable.

 III.The following paragraph is added under "Miscellaneous
     Information":

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


              Please keep this supplement for future reference.